Equity Method Investments (Cohen) (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 42,209	$ 15,769
Cohen [Member] | Cebu [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	24.00%
Equity method investments	$ 340	$ 272